INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 vessel	Jul. 31, 2021 vessel	Jun. 30, 2021 vessel	Dec. 31, 2020 USD ($) vessel
Sale Leaseback Transaction [Line Items]
Number of vessels accounted for as leaseback assets	6
Four River Box vessels
Sale Leaseback Transaction [Line Items]
Equity method investment, number of chartered-in vessels				4
Subsequent Event
Sale Leaseback Transaction [Line Items]
Number of vessels, exercise of put options		3
Landbridge Universal Limited
Sale Leaseback Transaction [Line Items]
Term of lease or charter	7 years
Term of lease or charter, purchase obligation period	7 years
MSC
Sale Leaseback Transaction [Line Items]
Term of lease or charter	6 years
Number of vessels accounted for as leaseback assets	3
Hunter Group ASA
Sale Leaseback Transaction [Line Items]
Term of lease or charter	5 years
Number of container vessels accounted for as leaseback assets	3			3
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box Holding Inc. ("River Box")
Sale Leaseback Transaction [Line Items]
Subsidiary, percentage ownership sold (in percentage)				50.10%
West Linus
Sale Leaseback Transaction [Line Items]
Direct financing lease, net investment in lease | $				$ 361.0
Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets			27	28
Sales-Type Leases And Direct Financing Leases | MSC
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets			15
Term of lease or charter	7 years
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets, delivered			3
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets			4	4